S000075959 [Member] Investment Objectives and Goals - Carillon Chartwell Real Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON CHARTWELL REAL INCOME FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Chartwell Real Income Fund’s (“Real Income Fund” or the “fund”) investment objectives are to provide investors with current income and preserve inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.